Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
SF Group Select Growth Equities Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees	[1]	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	[1],[2]	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.99%
Less Fee Waiver and/or Expense Limitation	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	0.74%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	[1]	rr_NetExpensesOverAssets	1.25%
1 Year		rr_ExpenseExampleYear01	$ 127
3 Years		rr_ExpenseExampleYear03	$ 553
SF Group Select Growth Equities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SF GROUP SELECT GROWTH EQUITIES FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The SF Group Select Growth Equities Fund seeks to generate total return through a combination of capital appreciation and income.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 29, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund has not yet been in operation for a full fiscal year and has not yet had any portfolio turnover.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example shows you the expenses you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or expense limitations. The calculation of costs for the remaining periods takes such fee waivers and/or expense limitation into account only for the first year of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund will invest in securities of companies of any capitalization if the Fund's sub-advisor, Logan Circle Partners, L.P. (the "Sub-Advisor"), believes they represent value relative to either other companies within the same market sector, or in securities of market sectors the Sub-Advisor believes are undervalued relative to other market sectors. The Fund will invest at least 80% of the Fund's assets, plus amounts borrowed for investment purposes, in equity investments, including common stocks, preferred stocks, REITs, convertible debt obligations and other securities and instruments having equity characteristics. The Fund may own stocks issued by non-U.S. companies, generally through American Depositary Receipts (ADRs). The Fund's investments will not be based on classifications based on sectors, industries or market capitalization. However, while market capitalization is not a core investment limitation, the Fund expects mid to large capitalization companies to represent typically 80% of the Fund. Weightings are determined by the conviction of the investment team regarding the individual companies in the portfolio. Portfolios are diversified based upon the different economic drivers of individual companies.
The Fund also may seek exposure to equity investments by investing in exchange traded-funds, ETFs, which are investment companies. The Fund also may hold cash or invest in money market instruments when, in the opinion of the Sub-Advisor, such holdings are prudent given then prevailing market conditions. Except for temporary defensive purposes, in unusual market conditions or for liquidity purposes, the Fund normally will not hold more than 10% of its assets in cash or money market investments.
While there is no stated maximum position size, positions will generally not exceed 10-15% of the market value of the entire portfolio. Further, there is no stated minimum position size that the Sub-Advisor will initiate, but it is generally at least 2% of the portfolio.
When considering whether to sell securities held by the Fund, the Sub-Advisor may increase or decrease exposure to any particular sectors or durations in light of changing outlooks for the economy, interest rates and inflation.
The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Thus, the Sub-Advisor may allocate the Fund's assets among a limited number of large cap growth stocks.
The Fund's investment policy of investing 80% of its assets, plus amounts borrowed for investment purposes, in equity investments, including common stocks, preferred stocks, REITs, convertible debt obligations and other securities and instruments having equity characteristics, may be changed without shareholder approval upon sixty (60) days prior written notice to shareholders.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund will be subject to the following principal risks:
Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value (its value in the U.S. market) of a convertible security is strictly based on its yield and tends to decline as interest rates increase. Convertible securities may also be subject to credit risk, market risk and interest rate risk.
Equity Investments Risk. Equity securities are subject to market risk. The Sub-Advisor may invest in convertible securities and therefore the portfolio may hold common and preferred stock as a result of corporate actions. Such securities may expose the Fund to additional risks. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.
Exchange Traded Funds ("ETFs") Risk.  Equity-based ETFs are subject to risks similar to those of stocks. ETF shares may trade at a premium or discount to net asset value. ETFs are subject to secondary market trading risks. The Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.
Foreign Investing Risk. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
Growth Stocks Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.
Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund's performance per share will change daily in response to such factors.
Real Estate Investment Trusts ("REITs") Risk.  REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. A REIT's performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Securities Selection Risk. Securities selected by the Sub-Advisor may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.
Non-Diversified Fund Risk.  The Fund is a non-diversified fund. In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions. A non-diversified fund may also have a more volatile net asset value per share than diversified mutual funds.
New Fund Risk. The Fund was formed in 2014. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]		rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
Non-Diversified Fund Risk.  The Fund is a non-diversified fund. In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions. A non-diversified fund may also have a more volatile net asset value per share than diversified mutual funds.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund. Interim information on the Fund's results can be obtained by visiting www.ncfunds.com/fundsearch/.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.ncfunds.com/fundsearch/

[1]	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Acquired Fund" means any investment company in which it is estimated that the Fund will invest during the coming fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and acquired fund fees and expenses) to not more than 1.25% of the average daily net assets of the Fund through August 29, 2016. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.